MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2018	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
(Gain) Loss on fair value of marketable securities		$ 609	$ (105)
RBPlats [Member]
Statements [Line Items]
Number of equity instruments received			4,524,279
Amount received on shares sold	$ 7,800
(Gain) Loss on fair value of marketable securities		$ 609	$ (105)